Events after the balance sheet date (Tables)	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Summary of exercising option to redeem outstanding principal amount
On 23 July 2021, the company’s wholly owned subsidiary Anheuser-Busch InBev Finance Inc. (“ABIFI”) exercised its option to redeem the outstanding principal amount of the following series of notes:

Date of redemption	Issuer (abbreviated)	Title of series of notes issued exchanged	Currency	Original principal amount outstanding (in million)	Principal amount redeemed (in million)
23 July 2021	ABIFI	4.600% Notes due 2045	USD	565	565